Debt Instruments - Financial assets at amortized cost restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost category | Bonos de Regulacion Monetaria Reportables (BREMS R) | Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 7,706	$ 4,999